Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Allowance recognized on previous impairments	$ 400	$ 3,600	$ 900	$ 3,600	$ 4,480	$ 4,580